Consolidated Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
REVENUES	$ 0	$ 0
GENERAL AND ADMINISTRATIVE EXPENSES	19,970	9
OPERATING LOSS	(19,970)	(9)
OTHER INCOME:
Interest income, net	62	0
Total Other Income	62	0
NET LOSS BEFORE INCOME TAXES	(19,908)	(9)
INCOME TAXES	0	0
NET LOSS	$ (19,908)	$ (9)
Net loss per common share - basic and diluted	$ (0.20)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	100,708,047	419,200